UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT            7/31/06
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:        $616,447
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
----------------------------- ---------------- --------- ---------- --------- --- ----- ----------- -------- ---------------------
                                                           VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
----------------------------- ---------------- --------- ---------- --------- --- ----- ----------- -------- -------- ------ -----
AETNA INC NEW                        COM       00817Y108     35937    900000   SH          SOLE               900000
AMERICAN INTL GROUP INC              COM       026874107      8858    150000   SH          SOLE               150000
BAIDU COM INC                  SPON ADR REP A  056752108     15681    190000   SH          SOLE               190000
BANKRATE INC                         COM       06646V108      5664    150000   SH          SOLE               150000
BIOGEN IDEC INC                      COM       09062X103     32424    700000   SH          SOLE               700000
CAREMARK RX INC                      COM       141705103     29922    600000   SH          SOLE               600000
CENTURY ALUM CO                      COM       156431108      8923    250000   SH          SOLE               250000
CHICAGO BRIDGE & IRON CO N V   NY REGISTRY SH  167250109      9660    400000   SH          SOLE               400000
CITIGROUP INC                        COM       172967101      9650    200000   SH          SOLE               200000
CONOR MEDSYSTEMS INC                 COM       208264101      6898    250000   SH          SOLE               250000
COVANTA HLDG CORP                    COM       22282E102     39713   2250000   SH          SOLE              2250000
DOMINION RES INC VA NEW              COM       25746U109     14210    190000   SH          SOLE               190000
ECLIPSYS CORP                        COM       278856109     13620    750000   SH          SOLE               750000
ENSCO INTL INC                       COM       26874Q100      8974    195000   SH          SOLE               195000
F5 NETWORKS INC                      COM       315616102     16044    300000   SH          SOLE               300000
FEDERATED DEPT STORES INC DE         COM       31410H101      4575    125000   SH          SOLE               125000
FINISAR                              COM       31787A101      9892   3025000   SH          SOLE              3025000
FORMFACTOR INC                       COM       346375108      4463    100000   SH          SOLE               100000
FOSTER WHEELER LTD                 SHS NEW     G36535139     14040    325000   SH          SOLE               325000
GOOGLE INC                          CL A       38259P508     20967     50000   SH          SOLE                50000
GRACE W R & CO DEL NEW               COM       38388F108     32871   2809500   SH          SOLE              2809500
HALLIBURTON CO                       COM       406216101     21892    295000   SH          SOLE               295000
HARRIS INTERACTIVE INC               COM       414549105      5875   1030750   SH          SOLE              1030750
HILTON HOTELS CORP                   COM       432848109      9898    350000   SH          SOLE               350000
ICICI BK LTD                         COM       45104G104     22468    950000   SH          SOLE               950000
INTEGRATED DEVICE TECHNOLOGY         COM       458118106     11344    800000   SH          SOLE               800000
ISHARES INC                      MSCI JAPAN    464286848     20460   1500000   SH          SOLE              1500000
KIRBY CORP                           COM       497266106     11159    282500   SH          SOLE               282500
MAXWELL TECHNOLOGIES INC             COM       577767106      5889    300000   SH          SOLE               300000
MGM MIRAGE                           COM       552953101     10200    250000   SH          SOLE               250000
NEKTAR  THERAPEUTICS                 COM       640268108     16506    900000   SH          SOLE               900000
NETLOGIC  MICROSYSTEMS INC           COM       64118B100      8869    275000   SH          SOLE               275000
ORIGIN AGRITECH LIMITED              SHS       G67828106      9246    644750   SH          SOLE               644750
PACIFIC ETHANOL INC                  COM       69423U107     17528    758150   SH          SOLE               758150
PACKETEER INC                        COM       695210104      1418    125000   SH          SOLE               125000
RTI INTL METALS INC                  COM       74973W107      6980    125000   SH          SOLE               125000
SIEMENS A G                     SPONSORED ADR  826197501     10853    125000   SH          SOLE               125000
SOUTHWEST AIRLS CO                   COM       844741108      8594    525000   SH          SOLE               525000
SRA INTL INC                        CL A       78464R105     17310    650000   SH          SOLE               650000
SUN MICROSYSTEMS INC                 COM       866810104     11828   2850000   SH          SOLE              2850000
THERMO ELECTRON CORP                 COM       883556102     31710    875000   SH          SOLE               875000
UNITEDHEALTH GROUP INC               COM       91324P102     13434    300000   SH          SOLE               300000


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